Convertible Notes (Tables)	6 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Schedule of net carrying amount of the equity component
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Notes - short-term	$-	-	$-

Schedule of net carrying amount of the equity component
	Amount allocated to conversion option	Issuance cost	Equity component, net

Convertible Notes – equity portion	$-	-	$-

Schedule of amortization of issuance cost, debt discount and interest cost
	Issuance costs and debt discount	Convertible note interest	Total

Convertible Notes	$-	$-	$-

	Issuance costs and debt discount	Convertible note interest	Total

Convertible Notes	$184,587	$298,145	$482,732